Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) HLS	Dec. 31, 2020 USD ($) HLS	Dec. 31, 2019 USD ($) HLS
Disclosure of operating segments [line items]
Revenue	$ 54,304	$ 46,881	$ 52,329
Profit from operations	13,824	9,620	16,098
Net finance income/(cost)	(5,609)	(7,697)	(3,473)
Share of results of associates and joint ventures	248	156	152
Income tax expense	(2,350)	(1,932)	(2,786)
Profit from continuing operations	6,114	147	9,990	[1]
Discontinued operations results	0	2,055	424
Profit/(loss)	6,114	2,202	$ 10,414
Segment assets (non-current)	$ 193,678	$ 199,891
Operating segments [member]
Disclosure of operating segments [line items]
Volume | HLS	582	531	561
Revenue	$ 54,304	$ 46,881	$ 52,329
Profit from operations	13,824	9,620	16,098
Net finance income/(cost)	(5,609)	(7,697)	(3,473)
Share of results of associates and joint ventures	248	156	152
Income tax expense	(2,350)	(1,932)	(2,786)
Profit from continuing operations	6,114	147	9,990
Discontinued operations results	0	2,055	424
Profit/(loss)	6,114	2,202	10,414
Segment assets (non-current)	193,678	199,891	207,834
Gross capex	$ 5,640	$ 3,781	$ 5,174
FTE	169,339	163,695	171,915
Operating segments [member] | North America [member]
Disclosure of operating segments [line items]
Volume | HLS	107	107	108
Revenue	$ 16,257	$ 15,622	$ 15,488
Profit from operations	5,110	5,147	5,341
Segment assets (non-current)	63,722	63,765	63,725
Gross capex	$ 868	$ 646	$ 679
FTE	19,691	20,281	20,040
Operating segments [member] | Middle America [Member]
Disclosure of operating segments [line items]
Volume | HLS	141	121	134
Revenue	$ 12,541	$ 10,032	$ 11,912
Profit from operations	4,888	3,885	5,384
Segment assets (non-current)	67,516	72,331	76,168
Gross capex	$ 1,307	$ 829	$ 1,286
FTE	51,969	48,751	52,412
Operating segments [member] | South America [Member]
Disclosure of operating segments [line items]
Volume | HLS	157	144	140
Revenue	$ 9,494	$ 8,092	$ 9,790
Profit from operations	2,305	2,350	3,094
Segment assets (non-current)	12,917	12,348	13,452
Gross capex	$ 1,154	$ 727	$ 1,063
FTE	42,209	40,630	41,603
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume | HLS	87	76	86
Revenue	$ 8,032	$ 6,835	$ 7,911
Profit from operations	1,472	(1,722)	1,746
Segment assets (non-current)	34,098	35,578	39,442
Gross capex	$ 1,051	$ 768	$ 1,208
FTE	22,215	22,357	23,804
Operating segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume | HLS	88	82	93
Revenue	$ 6,848	$ 5,648	$ 6,544
Profit from operations	1,569	1,062	1,598
Segment assets (non-current)	13,453	13,845	13,450
Gross capex	$ 605	$ 508	$ 626
FTE	26,095	26,510	29,482
Operating segments [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Volume | HLS	2	1	1
Revenue	$ 1,133	$ 652	$ 685
Profit from operations	(1,520)	(1,103)	(1,064)
Segment assets (non-current)	1,973	2,024	1,597
Gross capex	$ 655	$ 303	$ 312
FTE	7,160	5,166	4,574

[1]	The consolidated statement of cash flows for 2019 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.